UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22545

DREXEL HAMILTON MUTUAL FUNDS

(Exact name of registrant as specified in charter)

45 Rockefeller Plaza, Suite 2000, New York, New York 10111

(Address of principal executive offices) (Zip code)

Andrew Bang

45 Rockefeller Plaza, Suite 2000

New York, New York 10111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 298.4236

Date of fiscal year end: September 30

Date of reporting period: October 1, 2012 – December 31, 2012

Item 1 – Schedule of Investments.

DREXEL HAMILTON CENTRE AMERICAN EQUITY FUND

SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (98.42%)
Consumer Discretionary (11.22%)
Automobiles (1.20%)
Harley-Davidson, Inc.	2,730	$133,333

Hotels Restaurants & Leisure (2.87%)
Marriott International, Inc., Class A	3,040	113,301
Starbucks Corp.	3,830	205,364

		318,665

Internet & Catalog Retail (1.85%)
Amazon.com, Inc.(a)	820	205,935

Media (4.01%)
Comcast Corp., Class A	3,000	112,140
Omnicom Group, Inc.	2,210	110,411
Thomson Reuters Corp.	3,880	112,753
Walt Disney Co.	2,220	110,534

		445,838

Specialty Retail (1.29%)
Home Depot, Inc.	2,330	144,111

Total Consumer Discretionary		1,247,882

Consumer Staples (11.30%)
Beverages (4.64%)
Coca-Cola Co.	7,890	286,013
PepsiCo, Inc.	3,370	230,609

		516,622

Food Products (0.99%)
Bunge, Ltd.	1,510	109,762

Household Products (2.78%)
Colgate-Palmolive Co.	1,780	186,081
Procter & Gamble Co.	1,810	122,881

		308,962

Tobacco (2.89%)
Philip Morris International, Inc.	2,160	180,662
Reynolds American, Inc.	3,400	140,862

		321,524

Total Consumer Staples		1,256,870

Energy (6.08%)
Energy Equipment & Services (1.60%)
Schlumberger, Ltd.	2,560	177,382

Oil & Gas & Consumable Fuels (4.48%)
Exxon Mobil Corp.	4,470	386,879
Suncor Energy, Inc.	3,380	111,472

		498,351

Total Energy		675,733

	Shares	Value
Financials (7.85%)
Capital Markets (1.18%)
Goldman Sachs Group, Inc.	1,030	$131,387

Commercial Banks (2.03%)
Fifth Third Bancorp	7,640	116,051
US Bancorp	3,420	109,235

		225,286

Consumer Finance (2.15%)
American Express Co.	1,920	110,362
Capital One Financial Corp.	2,230	129,184

		239,546

Diversified Financial Services (2.49%)
Bank of America Corp.	13,260	153,816
Citigroup, Inc.	3,100	122,636

		276,452

Total Financials		872,671

Health Care (17.71%)
Biotechnology (2.91%)
Amgen, Inc.	2,450	211,484
Gilead Sciences, Inc.(a)	1,520	111,644

		323,128

Health Care Equipment & Supplies (8.22%)
Abbott Laboratories	2,950	193,225
Boston Scientific Corp.(a)	20,990	120,273
Medtronic, Inc.	3,190	130,854
St Jude Medical, Inc.	3,310	119,623
Stryker Corp.	2,060	112,929
Varian Medical Systems, Inc.(a)	1,570	110,277
Zimmer Holdings, Inc.	1,900	126,654

		913,835

Pharmaceuticals (6.58%)
Johnson & Johnson	4,450	311,945
Merck & Co., Inc.	7,130	291,902
Pfizer, Inc.	5,120	128,410

		732,257

Total Health Care		1,969,220

Industrials (8.75%)
Aerospace & Defense (2.58%)
Honeywell International, Inc.	2,390	151,693
Textron, Inc.	5,440	134,858

		286,551

Airlines (2.14%)
Delta Air Lines, Inc.(a)	10,920	129,621
United Continental Holdings, Inc.(a)	4,630	108,249

		237,870

Commercial Services & Supplies (0.99%)
Cintas Corp.	2,700	110,430

Machinery (1.01%)
Caterpillar, Inc.	1,260	112,871

	Shares	Value
Industrials (continued)
Professional Services (1.01%)
Robert Half International, Inc.	3,520	$112,006

Road & Rail (1.02%)
Union Pacific Corp.	900	113,148

Total Industrials		972,876

Information Technology (27.52%)
Communication Equipment (3.55%)
Cisco Systems, Inc.	8,390	164,864
QUALCOMM, Inc.	3,710	230,094

		394,958

Computers & Peripherals (7.55%)
Apple, Inc.	1,370	730,251
EMC Corp.(a)	4,320	109,296

		839,547

Internet Software & Services (5.38%)
eBay, Inc.(a)	4,620	235,712
Google, Inc., Class A(a)	510	361,779

		597,491

IT Services (5.97%)
Cognizant Technology Solutions Corp., Class A(a)	1,640	121,442
International Business Machines Corp.	690	132,170
MasterCard, Inc., Class A	230	112,994
Total System Services, Inc.	5,110	109,456
Visa, Inc.	1,240	187,959

		664,021

Semiconductor & Semiconductor Equipment (1.17%)
Intel Corp.	6,270	129,350

Software (3.90%)
Intuit, Inc.	2,430	144,585
Microsoft Corp.	4,980	133,115
Oracle Corp.	4,690	156,271

		433,971

Total Information Technology		3,059,338

Materials (5.82%)
Chemicals (3.78%)
Huntsman Corp.	8,030	127,677
LyondellBasell Industries, Class A	2,130	121,601
Monsanto Co.	1,800	170,370

		419,648

Metals & Mining (2.04%)
Goldcorp, Inc.	3,090	113,403
Kinross Gold Corp.	11,690	113,627

		227,030

Total Materials		646,678

		Shares	Value
Telecommunication Services (1.16%)
Diversified Financial Services (1.16%)
Verizon Communications, Inc.		2,970	$128,512

Total Telecommunication Services			128,512

Utilities (1.01%)
Independent Power Producers & Energy Traders (1.01%)
Calpine Corp.(a)		6,200	112,406

Total Utilities			112,406

TOTAL COMMON STOCKS (Cost $10,188,514)			10,942,186

7-Day Yield		Shares	Value
SHORT TERM INVESTMENTS (1.16%)
Money Market Fund (1.16%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.00432%	129,272	129,272

TOTAL SHORT TERM INVESTMENTS (Cost $129,272)			129,272

TOTAL INVESTMENTS (Cost $10,317,786) (99.58%)			$11,071,458

Other Assets In Excess Of Liabilities (0.42%)			46,286
NET ASSETS (100.00%)			$11,117,744

(a)	Non-income producing security.

Common Abbreviations:

Ltd. - Limited.

See Notes to Quarterly Schedule of Investments.

DREXEL HAMILTON CENTRE GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (96.36%)
ASIA (29.92%)
Australia (4.29%)
Financials (0.94%)
Commonwealth Bank of Australia	1,690	$109,125

Materials (1.77%)
BHP Billiton, Ltd.	5,357	206,387

Telecommunication Services (1.58%)
Telstra Corp., Ltd.	40,540	183,973

Total Australia		499,485

China (12.97%)
Consumer Staples (1.76%)
Want Want China Holdings, Ltd.	149,000	205,309

Energy (3.20%)
China Petroleum & Chemical Corp., Class H	103,500	117,243
CNOOC, Ltd.	61,000	132,060
PetroChina Co., Ltd., Class H	87,200	123,529

		372,832

Financials (5.84%)
Bank of China, Ltd., Class H	333,300	148,786
China Construction Bank Corp., Class H	201,500	161,702
China Life Insurance Co., Ltd., Class H	40,000	130,566
Industrial & Commercial Bank of China, Class H	203,900	144,688
Ping An Insurance Group Co., Class H	11,300	94,618

		680,360

Information Technology (0.55%)
Tencent Holdings, Ltd.	2,000	64,251

Telecommunication Services (1.62%)
China Mobile, Ltd.	16,200	188,631

Total China		1,511,383

Hong Kong (1.86%)
Consumer Discretionary (1.86%)
Li & Fung, Ltd.	54,000	95,308
Sands China, Ltd.	27,800	121,769

		217,077

Total Hong Kong		217,077

	Shares	Value
India (0.78%)
Information Technology (0.78%)
Infosys, Ltd., Sponsored ADR	2,150	$90,945

Total India		90,945

Japan (5.28%)
Consumer Discretionary (4.35%)
Fast Retailing Co., Ltd.	1,000	252,092
Honda Motor Co., Ltd.	3,000	108,905
Toyota Motor Corp.	3,150	145,620

		506,617

Financials (0.93%)
Mitsubishi UFJ Financial Group, Inc.	20,400	108,552

Total Japan		615,169

Korea (1.58%)
Information Technology (1.58%)
Samsung Electronics Co., Ltd.	130	184,816

Total Korea		184,816

Singapore (0.65%)
Financials (0.65%)
DBS Group Holdings, Ltd.	6,200	75,321

Total Singapore		75,321

Taiwan (2.51%)
Information Technology (2.51%)
Delta Electronics, Inc.	34,000	124,694
Taiwan Semiconductor Manufacturing Co., Ltd.	50,100	167,351

		292,045

Total Taiwan		292,045

TOTAL ASIA (Cost $3,034,402)		3,486,241

EUROPE (36.98%)
Belgium (1.00%)
Consumer Staples (1.00%)
Anheuser-Busch InBev NV	1,348	116,971

Total Belgium		116,971

Denmark (1.86%)
Health Care (1.86%)
Coloplast A/S, Class B	2,600	127,187

	Shares	Value
Denmark (continued)
Novo Nordisk A/S, Class B	552	$89,505

		216,692

Total Denmark		216,692

France (4.47%)
Energy (1.13%)
Total SA	2,547	131,149

Health Care (2.13%)
Cie Generale d’Optique Essilor International SA	1,050	105,360
Sanofi	1,513	142,573

		247,933

Information Technology (1.21%)
Dassault Systemes SA	1,270	141,199

Total France		520,281

Germany (8.56%)
Consumer Discretionary (1.66%)
Adidas AG	1,200	106,647
Daimler AG	1,584	86,393

		193,040

Financials (0.97%)
Allianz SE	813	112,464

Health Care (1.11%)
Bayer AG	1,365	129,527

Industrials (1.10%)
Siemens AG	1,186	128,682

Information Technology (1.70%)
SAP AG	2,472	198,027

Materials (1.26%)
BASF SE	1,560	146,507

Telecommunication Services (0.45%)
Deutsche Telekom AG	4,600	52,187

Utilities (0.31%)
E.ON SE	1,967	36,583

Total Germany		997,017

Great Britain (3.60%)
Consumer Staples (1.98%)
Diageo Plc	7,940	230,491

Financials (1.27%)
HSBC Holdings Plc	14,088	148,045

	Shares	Value
Great Britain (continued)
Telecommunication Services (0.35%)
Vodafone Group Plc	16,500	$41,398

Total Great Britain		419,934

Israel (0.53%)
Health Care (0.53%)
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	1,640	61,237

Total Israel		61,237

Italy (3.35%)
Energy (1.24%)
Eni SpA	5,999	145,224

Financials (1.18%)
Assicurazioni Generali SpA	6,000	108,817

Intesa Sanpaolo SpA	16,600	28,485

		137,302

Utilities (0.93%)
Enel SpA	26,120	108,190

Total Italy		390,716

Netherlands (2.05%)
Consumer Staples (0.96%)
Unilever NV	2,944	112,052

Information Technology (1.09%)
ASML Holding NV	2,009	127,286

Total Netherlands		239,338

Norway (0.82%)
Energy (0.82%)
Statoil ASA	3,830	95,789

Total Norway		95,789

Russia (2.22%)
Energy (1.57%)
Gazprom OAO, Sponsored ADR	8,515	80,552
Lukoil OAO, Sponsored ADR	1,534	101,474

		182,026

Financials (0.65%)
Sberbank of Russia, Sponsored ADR	6,267	75,980

Total Russia		258,006

	Shares	Value
Spain (2.99%)
Consumer Discretionary (0.97%)
Inditex SA	810	$112,797

Financials (1.30%)
Banco Bilbao Vizcaya Argentaria SA	6,135	56,362
Banco Santander SA	11,798	94,994

		151,356

Telecommunication Services (0.72%)
Telefonica SA	6,230	83,796

Total Spain		347,949

Switzerland (5.53%)
Consumer Discretionary (1.38%)
Cie Financiere Richemont SA, Class A	2,060	160,809

Consumer Staples (0.52%)
Nestle SA	920	59,948

Health Care (2.05%)
Novartis AG	1,850	116,200
Roche Holding AG	610	122,714

		238,914

Materials (1.58%)
Syngenta AG	460	184,372

Total Switzerland		644,043

TOTAL EUROPE (Cost $3,790,907)		4,307,973

NORTH AMERICA (25.16%)
Mexico (1.04%)
Telecommunication Services (1.04%)
America Movil, Series L	105,700	121,757

Total Mexico		121,757

United States (24.12%)
Consumer Discretionary (2.91%)
Home Depot, Inc.	2,900	179,365
Walt Disney Co.	3,200	159,328

		338,693

Consumer Staples (3.52%)
Coca-Cola Co.	2,490	90,262
Philip Morris International, Inc.	1,300	108,732
Procter & Gamble Co.	1,330	90,294
Whole Foods Market, Inc.	1,320	120,556

		409,844

Energy (1.88%)
Chevron Corp.	910	98,408

	Shares	Value
United States (continued)
Exxon Mobil Corp.	1,400	$121,170

		219,578

Financials (1.99%)
JPMorgan Chase & Co.	2,710	119,159
Wells Fargo & Co.	3,280	112,110

		231,269

Health Care (2.47%)
Johnson & Johnson	1,820	127,582
Merck & Co., Inc.	1,260	51,584
Pfizer, Inc.	4,350	109,098

		288,264

Industrials (0.86%)
General Electric Co.	4,780	100,332

Information Technology (7.54%)
Apple, Inc.	310	165,239
Cisco Systems, Inc.	6,800	133,620
Google, Inc., Class A(a)	160	113,499
Intel Corp.	5,400	111,402
International Business Machines Corp.	400	76,620
Microsoft Corp.	3,660	97,832
Oracle Corp.	2,330	77,636
QUALCOMM, Inc.	1,650	102,333

		878,181

Materials (2.03%)
Monsanto Co.	2,500	236,625

Telecommunication Services (0.92%)
AT&T, Inc.	3,180	107,198

Total United States		2,809,984

TOTAL NORTH AMERICA (Cost $2,768,269)		2,931,741

SOUTH AMERICA (4.30%)
Brazil (4.30%)
Consumer Staples (0.84%)
Natura Cosmeticos SA	3,400	97,375

Industrials (2.13%)
CCR SA	26,100	247,934

		Shares	Value
Brazil (continued)
Utilities (1.33%)
Cia de Saneamento Basico do Estado de Sao Paulo		3,650	$154,860

Total Brazil			500,169

TOTAL SOUTH AMERICA (Cost $431,756)			500,169

TOTAL COMMON STOCKS (Cost $10,025,334)			11,226,124

PREFERRED STOCKS (2.76%)
SOUTH AMERICA (2.76%)
Brazil (2.76%)
Consumer Staples (0.97%)
Cia de Bebidas das Americas		2,700	112,853

Energy (0.35%)
Petroleo Brasileiro SA		4,300	40,994

Financials (0.66%)
Banco Bradesco SA		2,300	39,507
Itau Unibanco Holding SA		2,310	37,671

			77,178

Materials (0.78%)
Vale SA		4,540	90,623

Total Brazil			321,648

TOTAL SOUTH AMERICA (Cost $311,042)			321,648

TOTAL PREFERRED STOCKS (Cost $311,042)			321,648

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.30%)
Money Market Fund (0.30%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.00432%	35,164	35,164

TOTAL SHORT TERM INVESTMENTS (Cost $35,164)			35,164

TOTAL INVESTMENTS (Cost $10,371,540) (99.42%)			$11,582,936

Other Assets In Excess Of Liabilities (0.58%)			68,129
NET ASSETS (100.00%)			$11,651,065

(a)	Non-income producing security.

Common Abbreviations:

ADR - American Depository Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA- Allmennaksjeselskap is the Norwegian term for public limited company.

A/S - Aktieselskab is the Danish term for Joint Stock Company.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OAO - Otkrytoe Aktsionernoe Obschestvo (a Russian open joint stock corporation)

Plc - Public Limited Company.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

SpA - Societa Per Azioni is an Italian shared company.

UFJ - United Financial of Japan.

See Notes to Quarterly Schedule of Investments.

DREXEL HAMILTON MULTI-ASSET REAL RETURN FUND
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS (0.55%)
ELEMENTS Linked to the Rogers International Commodity Index-Total Return(a)	35,800	$308,596
TOTAL EXCHANGE TRADED FUNDS (Cost $309,552)		308,596

EXCHANGE TRADED NOTES (13.41%)
ETRACS DJ-UBS Commodity Index Total Return ETN(a)	95,080	2,474,932
iPath Dow Jones-UBS Commodity Index Total Return ETN(a)	59,950	2,478,933
PowerShares DB Commodity Index Tracking Fund ETN(a)	91,280	2,535,759
TOTAL EXCHANGE TRADED NOTES (Cost $7,631,400)		7,489,624

OPEN-END FUNDS (40.67%)
Drexel Hamilton Centre American Equity Fund(b)	1,230,515	11,086,938
Drexel Hamilton Centre Global Equity Fund(b)	1,050,265	11,615,931
TOTAL OPEN-END FUNDS (Cost $25,567,361)		22,702,869

	Principle Amount	Value
U.S. GOVERNMENT BONDS (29.70%)
U.S. Treasury Inflation Indexed Bonds
1/15/2014, 2.000%	$1,877,865	$1,938,896
1/15/2016, 2.000%	1,748,205	1,939,142
1/15/2017, 2.375%	1,720,575	2,000,168
7/15/2020, 1.250%	848,552	1,006,860
1/15/2021, 1.125%	1,658,082	1,947,987
7/15/2021, 0.625%	923,706	1,049,994
1/15/2025, 2.375%	1,472,616	1,988,376
4/15/2029, 3.875%	1,125,688	1,866,444
4/15/2032, 3.375%	1,107,729	1,826,801
2/15/2041, 2.125%	686,595	1,013,908
TOTAL U.S. GOVERNMENT BONDS (Cost $16,512,874)		16,578,576

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (15.43%)
Money Market Fund (15.43%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.00432%	8,615,007	$8,615,007

TOTAL SHORT TERM INVESTMENTS (Cost $8,615,007)			8,615,007

TOTAL INVESTMENTS (Cost $58,636,194) (99.76%)			$55,694,672

Other Assets In Excess Of Liabilities (0.24%)			133,417
NET ASSETS (100.00%)			$55,828,089

(a)	Non-income producing security.
(b)	Affiliated company.

Common Abbreviations:

ETN - Exchange Traded Note.

See Notes to Quarterly Schedule of Investments.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

December 31, 2012 (Unaudited)

(1) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Statements of Investments:

(a) Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (“the Exchange”) or using methods determined by the Board. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortization or accretion. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments

(b) Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code.

(c) For financial reporting purposes, transactions on the last business day of the reporting period are accounted for on the trade date. Net realized gains and losses on investments are computed on the identified cost basis.

(d) The preparation of financial statements in conformity with accounting standards generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The Schedule of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on December 31, 2012.

(e) Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

(f) The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

(2) FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

•	Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date.

•

Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability.

•

Level 3 - Significant unobservable prices or inputs (including the Board of Trustees’, and Pricing Committee’s, own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2012:

Drexel Hamilton Centre American Equity Fund

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$10,942,186	$–	$–	$10,942,186

Short Term Investments	129,272	–	–	129,272

Total	$11,071,458	$–	$–	$11,071,458

Drexel Hamilton Centre Global Equity Fund

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$11,226,124	$–	$–	$11,226,124
Preferred Stocks	321,648	–	–	321,648
Short Term Investments	35,164	–	–	35,164

Total	$11,582,936	$–	$–	$11,582,936

Drexel Hamilton Multi-Asset Real Return Fund

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$308,596	$		$–	$308,596
Exchange Traded Funds	7,489,624			–	7,489,624
Common Stocks	8,615,007			–	8,615,007
Exchange Traded Funds	22,702,869			–	22,702,869
Short Term Investments			16,578,576	–	16,578,576

Total	$39,116,096		$16,578,576	$–	$55,694,672

(a)	For detailed descriptions of industries and countries, see the accompanying Schedule of Investments.

The Funds did not hold any investments at the beginning or end or the period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds recognize transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of December 31, 2012.

(3) TAX BASIS INFORMATION:

Unrealized Appreciation and Depreciation on Investments: The amount of net unrealized appreciation/ (depreciation) and the cost of investment securities for tax purposes, including short-term securities at December 31, 2012, are displayed in the table below:

Drexel Hamilton Centre American Equity Fund

Gross appreciation (excess of value over tax cost)	$780,946
Gross depreciation (excess of tax cost over value)	(78,120)
Net unrealized appreciation	$702,826
Cost of investments for income tax purposes	$10,368,632

Drexel Hamilton Centre Global Equity Fund

Gross appreciation (excess of value over tax cost)	$1,213,316
Gross depreciation (excess of tax cost over value)	(114,459)
Net unrealized appreciation	$1,098,857
Cost of investments for income tax purposes	$10,484,079

Drexel Hamilton Multi-Asset Real Return Fund

Gross appreciation (excess of value over tax cost)	$50,309
Gross depreciation (excess of tax cost over value)	(3,054,401)
Net unrealized depreciation	$(3,004,092)
Cost of investments for income tax purposes	$58,698,764

(4) AFFILIATED COMPANIES:

Each Allocation Fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The purchase, sales, dividend income, capital gains, return of capital distributions received, shares and value of investment of each Allocation Fund in affiliated companies for the period ended December 31, 2012 were as follows:

Drexel Multi-Asset Real Return Fund

INVESTMENT COMPANIES	Share Balance October 9, 2012 (Inception)	Purchases	Sales	Share Balance December 31, 2012	Market Value December 31, 2012	Dividend Income	Realized Gain/(Loss)
Drexel Hamilton Centre American Equity Fund	—	2,662,915	(1,432,400)	1,230,515	$11,086,938	$2,381,586	$(257,924)
Drexel Hamilton Centre Global Equity Fund	—	1,473,775	(423,510)	1,050,265	11,615,931	880,654	4,175

Total					$22,702,869	$3,262,240	$(253,750)

(5) Subsequent Events:

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the schedule of investments were issued. Based on this evaluation, no adjustments were required to the schedule of investments. However, the following are details relating to subsequent events through the date the schedule of investments were issued.

Reorganization of the Ameristock Fund into the Drexel Hamilton Centre American Equity Fund

On September 19, 2012, the Board of Directors approved a form of Agreement and Plan of Reorganization (“Reorganization Agreement”) that provides for the reorganization of the Ameristock Fund (the “Acquired Fund”) with and into the Drexel Hamilton Centre American Equity Fund (the “Acquiring Fund”).

As of the close of business on January 11, 2013, the assets of the Acquired Fund were acquired by the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund. Upon the closing of the reorganization, the Acquiring Fund issued 13,877,607 shares in exchange for net assets of the Acquired Fund valued at $130,033,182. The investment portfolio of the Acquired Fund, with a fair value of $122,680,756 and identified cost of $95,563,800 at January 11, 2013, was the principal asset acquired by the Fund. On January 14, 2013, the combined value of the Acquired Fund (which included realized gains of $0 and unrealized appreciation of $27,116,956) and the Acquiring Fund was $141,553,875. The exchange of shares qualified as a tax-free reorganization for Federal income tax purposes. The unused capital loss carryforward totaled $34,879,027 for potential utilization and are subject to tax limitations.

Item 2 - Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREXEL HAMILTON MUTUAL FUNDS

By:	/s/ Andrew Bang
Andrew Bang, President

Date:	February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Bang
Andrew Bang, President

Date:	February 28, 2013

By:	/s/ Andrew Bang
Andrew Bang, Treasurer

Date:	February 28, 2013